As filed with the Securities and Exchange Commission on December 30, 2010
1933 Act Registration No. 333-67552
1940 Act Registration No. 811-10467

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 17	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 17	☑
(Check appropriate box or boxes.)
CAUSEWAY CAPITAL MANAGEMENT TRUST
(Exact name of registrant as specified in charter)
11111 Santa Monica Boulevard
15th Floor
Los Angeles, CA 90025
(Address of principal executive offices)
Registrant’s telephone number, including area code: (310) 231-6117

Copies to:
SEI Investments Global Funds Services
One Freedom Valley Drive	MARK D. PERLOW
Oaks, PA 19456	K&L Gates LLP
(Name and address of agent for service)	Four Embarcadero Center, Suite 1200
San Francisco, CA 94111
Telephone: (415) 249-1070
Facsimile: (415) 882-8220
Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.
It is proposed that this filing will become effective:
☐	Immediately upon filing pursuant to paragraph (b)

☑	On January 10, 2011 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On __________ pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TABLE OF CONTENTS

EXPLANATORY NOTE
SIGNATURES
Explanatory note:
The sole purpose of this filing is to delay, until January 10, 2011, the effectiveness of the Registrant’s Post-Effective Amendment No. 15 to its Registration Statement, filed on October 14, 2010. Post-Effective Amendment No. 15 to the Registration Statement relates to the Causeway Global Absolute Return Fund, a new series of the Registrant. Parts A, B and C of Registrant’s Post-Effective Amendment No. 15, filed on October 14, 2010, are incorporated by reference.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 17 to the Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized in Los Angeles, California on the 29th day of December, 2010.

CAUSEWAY CAPITAL MANAGEMENT TRUST
/s/ Turner Swan
By: Turner Swan
President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

NAME	TITLE	DATE

/s/ Turner Swan	President &	December 29, 2010
Turner Swan	Secretary

/s/ Michael Lawson	Treasurer	December 29, 2010
Michael Lawson

John A. G. Gavin*	Trustee and Chairman of	December 29, 2010
John A. G. Gavin	the Board

Mark D. Cone*	Trustee	December 29, 2010
Mark D. Cone

John R. Graham*	Trustee	December 29, 2010
John R. Graham

Lawry J. Meister*	Trustee	December 29, 2010
Lawry J. Meister

Eric H. Sussman*	Trustee	December 29, 2010
Eric H. Sussman

* By	/s/ Turner Swan

(Turner Swan, pursuant to a power of attorney previously filed)